Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	466,357,996.82	23,539
Yield Supplement Overcollateralization Amount 07/31/23	12,919,797.34	0
Receivables Balance 07/31/23	479,277,794.16	23,539
Principal Payments	17,403,502.81	792
Defaulted Receivables	944,020.32	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	12,160,242.25	0
Pool Balance at 08/31/23	448,770,028.78	22,704

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.80%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,992,616.98	319
Past Due 61-90 days	2,617,486.95	106
Past Due 91-120 days	649,594.63	29
Past Due 121+ days	0.00	0
Total	11,259,698.56	454

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	478,778.55
Aggregate Net Losses/(Gains) - August 2023	465,241.77
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.16%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	5,160,855.33
Actual Overcollateralization	5,160,855.33
Weighted Average Contract Rate	4.24%
Weighted Average Contract Rate, Yield Adjusted	5.87%
Weighted Average Remaining Term	45.42

Flow of Funds	$ Amount
Collections	19,584,250.51
Investment Earnings on Cash Accounts	19,108.03
Servicing Fee	(399,398.16)
Transfer to Collection Account	-
Available Funds	19,203,960.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	581,153.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,224,851.08
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,160,855.33
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,155,242.79

Total Distributions of Available Funds	19,203,960.38

Servicing Fee	399,398.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	460,994,879.86
Principal Paid	17,385,706.41
Note Balance @ 09/15/23	443,609,173.45

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2
Note Balance @ 08/15/23	34,264,879.86
Principal Paid	17,385,706.41
Note Balance @ 09/15/23	16,879,173.45
Note Factor @ 09/15/23	5.5200384%

Class A-3
Note Balance @ 08/15/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	305,780,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Note Balance @ 08/15/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	79,150,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	27,870,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	13,930,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	663,011.18
Total Principal Paid	17,385,706.41
Total Paid	18,048,717.59

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	32,837.18
Principal Paid	17,385,706.41
Total Paid to A-2 Holders	17,418,543.59

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7156007
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7647261
Total Distribution Amount	19.4803268

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1073883
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	56.8569115
Total A-2 Distribution Amount	56.9642998

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	703.16
Noteholders' Principal Distributable Amount	296.84

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,322,098.97
Investment Earnings	10,372.72
Investment Earnings Paid	(10,372.72)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,997,991.28	$2,975,622.15	$3,988,108.45
Number of Extensions	157	111	147
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.60%	0.77%